INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of components of (loss)/income before income tax

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Income from Chinese mainland operations	809,506	1,616,998	3,183,315
Income from non-Chinese mainland operations	412,283	215,662	16,897
Total	1,221,789	1,832,660	3,200,212

Schedule of components of income tax expenses

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Current income tax expenses	108,488	257,096	530,677
Deferred income tax expenses/(benefit)	14,083	8,538	(20,932)
Total	122,571	265,634	509,745

Schedule of reconciliation between the statutory income tax rate and effective tax rate

	For the year ended December 31,
	2023	2024
PRC statutory income tax rate	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(5.72)%	(1.74)%
Effect of PRC preferential tax rates	(7.72)%	(8.67)%
Effect of permanent difference	0.36%	1.77%
Changes in valuation allowance	(2.40)%	(3.33)%
Others	0.51%	1.46%
Effective tax rate	10.03%	14.49%

	For the year ended December 31, 2025
	Amount	Percent
	RMB in thousands
Income tax expenses at PRC statutory income tax rate	800,053	25.00%
Foreign tax effects	72,024	2.25%
Effect of nontaxable or nondeductible items
Share-based compensation expenses	120,165	3.75%
Others	4,465	0.14%
Changes in valuation allowance	(92,279)	(2.88)%
Other adjustments
Effect of PRC preferential tax rates	(327,268)	(10.23)%
Super R&D Deduction	(75,168)	(2.35)%
Others	7,753	0.25%
Income tax expenses	509,745	15.93%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Deferred tax assets
Net operating loss carry-forwards	137,310	167,973
Deductible advertising expenses	144,192	72,496
Others	194	5,810
Total deferred tax assets	281,696	246,279
Less: valuation allowance	(281,696)	(222,038)
Deferred tax assets, net of valuation allowance	—	24,241
Deferred tax liabilities
Accelerated tax depreciation	(25,688)	(15,190)
Unrealized gains from investments	(7,613)	(32,610)
Others	(1,150)	(9,962)
Total deferred tax liabilities	(34,451)	(57,762)
Deferred tax liabilities, net of deferred tax assets	(34,451)	(33,521)

Schedule of movements of valuation allowance

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Balance at beginning of the year	354,306	325,027	281,696
Change of valuation allowance	(29,279)	(43,331)	(59,658)
Balance at end of the year	325,027	281,696	222,038